Operating Segment Information and Concentrations of Risk	12 Months Ended
Mar. 31, 2011
Operating Segment Information and Concentrations of Risk [Abstract]
OPERATING SEGMENT INFORMATION AND CONCENTRATIONS OF RISK
17. OPERATING SEGMENT INFORMATION AND CONCENTRATIONS OF RISK

The Company has reported its operating segment information in the format that the operating segment information is available to and evaluated by the Company’s management team. USA and Europe Fibre Cement manufactures fibre cement interior linings, exterior siding products and related accessories in the United States; these products are sold in the United States, Canada and Europe. Asia Pacific Fibre Cement includes all fibre cement manufactured in Australia, New Zealand and the Philippines and sold in Australia, New Zealand, Asia, the Middle East (Israel, Kuwait, Qatar and United Arab Emirates), and various Pacific Islands. Research and Development represents the cost incurred by the research and development centres.

The Company’s operating segments are strategic operating units that are managed separately due to their different products and/or geographical location. On 1 April 2008, the Company realigned its operating segments by combining the previously reported segments of USA Fibre Cement and Other into one operating segment, USA and Europe Fibre Cement. On 22 May 2008, the Company ceased operation of its pipe business in the United States.

Operating Segments
The following are the Company’s operating segments and geographical information:

	Net Sales to Customers[1]
	Years Ended 31 March
(Millions of US dollars)	2011	2010	2009

USA & Europe Fibre Cement	$814.0	$828.1	$929.3
Asia Pacific Fibre Cement	353.0	296.5	273.3

Worldwide total	$1,167.0	$1,124.6	$1,202.6

	Income (Loss) Before Income Taxes
	Years Ended 31 March
(Millions of US dollars)	2011	2010	2009

USA & Europe Fibre Cement[2]	$160.3	$208.5	$199.3
Asia Pacific Fibre Cement[2]	79.4	58.7	47.1
Research and Development[2]	(20.1)	(19.0)	(18.9)

Segments total	219.6	248.2	227.5
General Corporate[3]	(114.9)	(269.2)	(53.9)

Total operating income (loss)	104.7	(21.0)	173.6
Net interest expense[4]	(4.4)	(4.0)	(3.0)
Other (expense) income	(3.7)	6.3	(14.8)

Worldwide total	$96.6	$(18.7)	$155.8

	Total Identifiable Assets
	31 March
(Millions of US dollars)	2011	2010

USA & Europe Fibre Cement	$752.0	$780.8
Asia Pacific Fibre Cement	235.0	216.9
Research and Development	14.4	14.2

Segments total	1,001.4	1,011.9
General Corporate[5,6]	959.2	1,166.9

Worldwide total	$1,960.6	$2,178.8

	Net Sales to Customers[1]
	Years Ended 31 March
(Millions of US dollars)	2011	2010	2009

USA	$789.2	$808.9	$912.2
Australia	266.4	214.3	193.2
New Zealand	52.9	50.6	50.0
Other Countries	58.5	50.8	47.2

Worldwide total	$1,167.0	$1,124.6	$1,202.6

	Total Identifiable Assets
	31 March
(Millions of US dollars)	2011	2010

USA	$752.1	$783.6
Australia	155.5	131.6
New Zealand	45.8	49.8
Other Countries	48.0	46.9

Segments total	1,001.4	1,011.9
General Corporate[5,6]	959.2	1,166.9

Worldwide total	$1,960.6	$2,178.8

[1]	Export sales and inter-segmental sales are not significant.

[2]	Research and development costs of US$9.7 million, US$10.4 million and US$8.0 million in fiscal years 2011, 2010 and 2009, respectively, were expensed in the USA and Europe Fibre Cement segment. Research and development costs of US$1.4 million, US$1.0 million and US$1.2 million in fiscal years 2011, 2010 and 2009, respectively, were expensed in the Asia Pacific Fibre Cement segment. Research and development costs of US$16.9 million, US$15.7 million and US$14.4 million in fiscal years 2011, 2010 and 2009, respectively, were expensed in the Research and Development segment. The Research and Development segment also included selling, general and administrative expenses of US$3.2 million, US$3.3 million and US$4.5 million in fiscal years 2011, 2010 and 2009, respectively.

Research and development expenditures are expensed as incurred and in total amounted to US$28.0 million, US$27.1 million and US$23.8 million for the years ended 31 March 2011, 2010 and 2009, respectively.

[3]	The principal components of General Corporate are officer and employee compensation and related benefits, professional and legal fees, administrative costs, and rental expense net of rental income on the Company’s corporate offices. Included in General Corporate for the year ended 31 March 2011 are unfavourable asbestos adjustments of US$85.8 million, AICF SG&A expenses of US$2.2 million and a net benefit of US$8.7 million related to the ASIC proceedings. Included in General Corporate for the year ended 31 March 2010 are unfavourable asbestos adjustments of US$224.2 million, AICF SG&A expenses of US$2.1 million and ASIC expenses of US$3.4 million. Included in General Corporate for the year ended 31 March 2009 are favourable asbestos adjustments of US$17.4 million, AICF SG&A expenses of US$0.7 million and ASIC expenses of US$14.0 million.

[4]	The Company does not report net interest expense for each operating segment as operating segments are not held directly accountable for interest expense. Included in net interest (expense) income is AICF interest income of US$4.3 million, US$3.3 million and US$6.4 million in fiscal years 2011, 2010 and 2009, respectively. See Note 11.

[5]	The Company does not report deferred tax assets and liabilities for each operating segment as operating segments are not held directly accountable for deferred income taxes. All deferred income taxes are included in General Corporate.

[6]	Asbestos-related assets at 31 March 2011 and 2010 are US$819.7 million and US$797.7 million, respectively, and are included in the General Corporate segment.

Concentrations of Risk
The distribution channels for the Company’s fibre cement products are concentrated. If the Company were to lose one or more of its major customers, there can be no assurance that the Company will be able to find a replacement. Therefore, the loss of one or more customers could have a material adverse effect on the Company’s consolidated financial position, results of operations and cash flows.

The Company has two major customers that individually account for over 10% of the Company’s net sales in one or all of the past three fiscal years.

These two customers’ accounts receivable represented 20% and 29% of the Company’s trade accounts receivable at 31 March 2011 and 2010, respectively. The following are gross sales generated by these two customers, which are all from the USA and Europe Fibre Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2011		2010		2009

		%		%		%

Customer A	$208.9	17.9	$224.4	20.0	$277.1	23.0
Customer B	134.0	11.5	144.5	12.8	149.6	12.4

	$342.9		$368.9		$426.7

Approximately 32% of the Company’s fiscal year 2011 net sales were derived from outside the United States. Consequently, changes in the value of foreign currencies could significantly affect the consolidated financial position, results of operations and cash flows of the Company’s non-US operations on translation into US dollars.